Business Segment (Tables)	12 Months Ended
Dec. 31, 2024
Business Segments [Abstract]
Schedule of Income, and Assets and Liabilities by Segment

The following table presents the income, and assets and liabilities by segment for the year ended December 31, 2024 for each of the segments defined above:

	As of December 31, 2024
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$		MCh$
Net interest income and UF indexation	1,503,824	744,346	(105,115)	(3,759)	2,139,296	23,459		2,162,755
Net commissions income	323,869	90,259	4,376	190,192	608,696	(52,388)		556,308
Net financial income	15,885	47,410	160,589	52,858	276,742	3,738		280,480
Other income	44,156	7,822	—	3,408	55,386	(4,067)		51,319
Income attributable to investments in other companies	9,291	6,385	980	396	17,052	(397)		16,655
Operating income, before expected credit losses	1,897,025	896,222	60,830	243,095	3,097,172	(29,655)	(1)	3,067,517
Expenses for expected credit losses	(364,712)	(26,033)	(1,009)	—	(391,754)	39,048	(2)	(352,706)
Total operating income, after expected credit losses	1,532,313	870,189	59,821	243,095	2,705,418	9,393		2,714,811
Expenses from salaries and employee benefits	(382,339)	(110,857)	(2,974)	(86,397)	(582,567)	20		(582,547)
Administrative expenses	(337,630)	(75,140)	(1,676)	(48,178)	(462,624)	45,928		(416,696)
Depreciation and amortization	(78,908)	(8,002)	(302)	(7,389)	(94,601)	—		(94,601)
Impairment of non-financial assets	(1,147)	—	—	(1,704)	(2,851)	—		(2,851)
Other operating expenses	(25,583)	(9,973)	(2)	(1,420)	(36,978)	939		(36,039)
Total operating expenses	(825,607)	(203,972)	(4,954)	(145,088)	(1,179,621)	46,887	(3)	(1,132,734)
Net operating income	706,706	666,217	54,867	98,007	1,525,797	56,280		1,582,077
Income taxes					(318,405)	(15,196)	(4)	(333,601)
Net income after taxes					1,207,392	41,084		1,248,476

Assets	24,831,698	13,259,610	12,590,222	924,392	51,605,922	(32,470)		51,573,452
Current and deferred taxes					716,698	(234,608)		482,090
Total assets					52,322,620	(267,078)	(5)	52,055,542

Liabilities	18,014,282	10,790,972	17,199,083	694,984	46,699,321	(1,148,973)		45,550,348
Current and deferred taxes					298	—		298
Total liabilities					46,699,619	(1,148,973)	(6)	45,550,646

The following table presents the income, and assets and liabilities by segment for the year ended December 31, 2023 for each of the segments defined above (*):

	As of December 31, 2023
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$		MCh$
Net interest income and UF indexation	1,427,085	790,083	(316,290)	(11,162)	1,889,716	31,076		1,920,792
Net commissions income	321,736	81,680	1,725	173,416	578,557	(43,873)		534,684
Net financial income	10,771	54,902	336,515	66,521	468,709	844		469,553
Other income	54,623	24,913	—	3,400	82,936	(7,190)		75,746
Income attributable to investments in other companies	9,624	3,366	342	1,100	14,432	(1,023)		13,409
Operating income, before expected credit losses	1,823,839	954,944	22,292	233,275	3,034,350	(20,166)	(1)	3,014,184
Expenses for expected credit losses	(373,169)	9,164	2,754	—	(361,251)	159,307	(2)	(201,944)
Total operating income, after expected credit losses	1,450,670	964,108	25,046	233,275	2,673,099	139,141		2,812,240
Expenses from salaries and employee benefits	(380,149)	(110,822)	(2,972)	(88,761)	(582,704)	20		(582,684)
Administrative expenses	(326,380)	(74,445)	(1,866)	(39,052)	(441,743)	38,488		(403,255)
Depreciation and amortization	(76,893)	(8,502)	(289)	(6,624)	(92,308)	—		(92,308)
Impairment of non-financial assets	(1,773)	(5)	—	16	(1,762)	—		(1,762)
Other operating expenses	(28,439)	(6,841)	(3)	(1,777)	(37,060)	970		(36,090)
Total operating expenses	(813,634)	(200,615)	(5,130)	(136,198)	(1,155,577)	39,478	(3)	(1,116,099)
Net operating income	637,036	763,493	19,916	97,077	1,517,522	178,619		1,696,141
Income taxes					(273,887)	(48,227)	(4)	(322,114)
Net income after taxes					1,243,635	130,392		1,374,027

Assets	23,583,402	13,247,584	17,530,710	986,697	55,348,393	(91,952)		55,256,441
Current and deferred taxes					681,012	(219,412)		461,600
Total assets					56,029,405	(311,364)	(5)	55,718,041

Liabilities	19,123,031	10,671,254	20,219,857	777,170	50,791,312	(1,156,024)		49,635,288
Current and deferred taxes					808	—		808
Total liabilities					50,792,120	(1,156,024)	(6)	49,636,096

The following table presents the income, and assets and liabilities by segment for the year ended December 31, 2022 for each of the segments defined above (*):

	As of December 31, 2022
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$		MCh$
Net interest income and UF indexation	1,446,658	863,104	(60,758)	(13,592)	2,235,412	30,717		2,266,129
Net commissions income	301,671	73,105	(2,280)	174,423	546,919	(24,680)		522,239
Net financial income	8,248	57,389	172,949	64,933	303,519	3,305		306,824
Other income	22,422	8,649	—	3,530	34,601	(3,345)		31,256
Income attributable to investments in other companies	9,471	3,180	279	650	13,580	(549)		13,031
Operating income, before expected credit losses	1,788,470	1,005,427	110,190	229,944	3,134,031	5,448	(1)	3,139,479
Expenses for expected credit losses	(323,364)	(103,745)	(8,009)	—	(435,118)	22,988	(2)	(412,130)
Total operating income, after expected credit losses	1,465,106	901,682	102,181	229,944	2,698,913	28,436		2,727,349
Expenses from salaries and employee benefits	(339,850)	(102,395)	(2,644)	(83,356)	(528,245)	19		(528,226)
Administrative expenses	(267,664)	(66,547)	(1,771)	(34,651)	(370,633)	20,266		(350,367)
Depreciation and amortization	(69,100)	(8,540)	(424)	(6,141)	(84,205)	—		(84,205)
Impairment of non-financial assets	(9)	(122)	—	54	(77)	—		(77)
Other operating expenses	(22,180)	(6,880)	—	(1,501)	(30,561)	1,097		(29,464)
Total operating expenses	(698,803)	(184,484)	(4,839)	(125,595)	(1,013,721)	21,382	(3)	(992,339)
Net operating income	766,303	717,198	97,342	104,349	1,685,192	49,818		1,735,010
Income taxes					(275,757)	(13,452)	(4)	(289,209)
Net income after taxes					1,409,435	36,366		1,445,801

Assets	21,676,597	13,576,675	18,587,455	925,064	54,765,791	(212,524)		54,553,267
Current and deferred taxes					726,910	(171,323)		555,587
Total assets					55,492,701	(383,847)	(5)	55,108,854

Liabilities	17,586,680	10,151,503	22,167,730	727,529	50,633,442	(956,957)		49,676,485
Current and deferred taxes					932	—		932
Total liabilities					50,634,374	(956,957)	(6)	49,677,417